As filed with the Securities and Exchange Commission on October 15, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2018 – August 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

NWS INTERNATIONAL PROPERTY FUND

NWS GLOBAL PROPERTY FUND

Semi-Annual Report

August 31, 2018

(Unaudited)

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2018

Shares	Security Description	Value
Common Stock - 95.1%
Australia - 10.6%
100,500	Mirvac Group REIT	$175,566
57,070	Stockland REIT	169,444
36,270	The GPT Group REIT	134,805
46,400	Vicinity Centres REIT	92,399
		572,214
Belgium - 2.2%
1,580	VGP NV	119,209

China - 8.3%
58,000	China Overseas Land & Investment, Ltd.	183,635
40,000	China Resources Land, Ltd.	139,385
116,992	KWG Group Holdings, Ltd. (a)	125,060
		448,080
France - 3.0%
6,176	Carmila SA REIT	163,090

Germany - 10.1%
3,880	ADO Properties SA (b)	249,280
5,800	Vonovia SE	297,503
		546,783
Hong Kong - 14.2%
81,800	Hang Lung Properties, Ltd.	161,541
9,500	Hongkong Land Holdings, Ltd.	65,740
43,000	Hysan Development Co., Ltd.	220,513
38,000	Kerry Properties, Ltd.	144,036
132,975	New World Development Co., Ltd.	177,554
		769,384
Indonesia - 0.8%
955,100	Summarecon Agung Tbk PT	42,795

Ireland - 2.3%
69,100	Green REIT PLC	122,718

Japan - 16.5%
5,500	Aeon Mall Co., Ltd.	92,021
6,000	Daiwa House Industry Co., Ltd.	183,008
11,000	Mitsui Fudosan Co., Ltd.	251,908
6,000	Sumitomo Realty & Development Co., Ltd.	207,902
23,000	Tokyu Fudosan Holdings Corp.	156,701
		891,540
Netherlands - 6.4%
1,650	Unibail-Rodamco-Westfield	346,658

Singapore - 5.7%
57,000	CapitaLand, Ltd.	142,443
24,600	City Developments, Ltd.	166,324
		308,767
Spain - 2.1%
8,266	Merlin Properties Socimi SA REIT	115,377

Sweden - 3.5%
14,400	Fabege AB	192,385

Thailand - 1.4%
31,000	Central Pattana PCL, NVDR	78,139

United Kingdom - 8.0%
13,847	Great Portland Estates PLC REIT	129,523
10,000	The UNITE Group PLC REIT	114,930
49,400	Urban & Civic PLC	188,932
		433,385
Total Common Stock (Cost $4,732,787)		5,150,524
Investments, at value - 95.1% (Cost $4,732,787)		$5,150,524
Other Assets & Liabilities, Net - 4.9%		267,900
Net Assets - 100.0%		$5,418,424

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $249,280 or 4.6% of net assets.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$5,150,524
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$5,150,524

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2018.

PORTFOLIO HOLDINGS
% of Total Net Assets
Australia	10.6%
Belgium	2.2%
China	8.3%
France	3.0%
Germany	10.1%
Hong Kong	14.2%
Indonesia	0.8%
Ireland	2.3%
Japan	16.5%
Netherlands	6.4%
Singapore	5.7%
Spain	2.1%
Sweden	3.5%
Thailand	1.4%
United Kingdom	8.0%
Other Assets & Liabilities, Net	4.9%
100.0%

See Notes to Financial Statements.

NWS INTERNATIONAL PROPERTY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2018

ASSETS
Investments, at value (Cost $4,732,787)	$5,150,524
Cash	153,397
Foreign currency (Cost $980)	980
Receivables:
Investment securities sold	110,220
Dividends and interest	8,470
From investment adviser	9,911
Prepaid expenses	7,382
Total Assets	5,440,884
LIABILITIES
Payables:
Foreign capital gains tax payable	1,696
Accrued Liabilities:
Trustees’ fees and expenses	16
Fund services fees	6,110
Other expenses	14,638
Total Liabilities	22,460
NET ASSETS	$5,418,424
COMPONENTS OF NET ASSETS
Paid-in capital	$5,702,847
Distributions in excess of net investment income	(430,855)
Accumulated net realized loss	(269,731)
Net unrealized appreciation	416,163
NET ASSETS	$5,418,424
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	610,923
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$8.87

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.

NWS INTERNATIONAL PROPERTY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $11,654)	$142,332
Interest income	747
Total Investment Income	143,079
EXPENSES
Investment adviser fees	21,992
Fund services fees	44,578
Custodian fees	4,932
Registration fees	5,282
Professional fees	17,817
Trustees' fees and expenses	981
Other expenses	10,873
Total Expenses	106,455
Fees waived and expenses reimbursed	(77,132)
Net Expenses	29,323
NET INVESTMENT INCOME	113,756
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (Net of foreign withholding taxes of $8,509)	40,747
Foreign currency transactions	(2,371)
Net realized gain	38,376
Net change in unrealized appreciation (depreciation) on:
Investments	(412,971)
Deferred foreign capital gains taxes	6,333
Foreign currency translations	(269)
Net change in unrealized appreciation (depreciation)	(406,907)
NET REALIZED AND UNREALIZED LOSS	(368,531)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(254,775)

See Notes to Financial Statements.

NWS INTERNATIONAL PROPERTY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months	For the Year
	Ended	Ended
	August 31, 2018	February 28, 2018
OPERATIONS
Net investment income	$113,756	$108,835
Net realized gain	38,376	290,148
Net change in unrealized appreciation (depreciation)	(406,907)	768,547
Increase (Decrease) in Net Assets Resulting from Operations	(254,775)	1,167,530

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	(670,176)
Total Distributions to Shareholders	–	(670,176)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	–	670,176
Redemption of shares	(256,491)	(222,268)
Increase (Decrease) in Net Assets from Capital Share Transactions	(256,491)	447,908
Increase (Decrease) in Net Assets	(511,266)	945,262

NET ASSETS
Beginning of Period	5,929,690	4,984,428
End of Period (Including line (a))	$5,418,424	$5,929,690
SHARE TRANSACTIONS
Reinvestment of distributions	–	73,646
Redemption of shares	(27,981)	(22,497)
Increase (Decrease) in Shares	(27,981)	51,149

(a) Distributions in excess of net investment income	$(430,855)	$(544,611)

See Notes to Financial Statements.

NWS INTERNATIONAL PROPERTY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

					March 31, 2015 (a)
	For the Six				Through
	Months Ended		For the Years Ended February 28,		February 29,
	August 31, 2018		2018	2017	2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.28		$8.48	$8.39	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.18		0.18	0.14	0.05
Net realized and unrealized gain (loss)	(0.59)		1.81	0.53	(1.23)
Total from Investment Operations	(0.41)		1.99	0.67	(1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(1.19)	(0.58)	(0.43)
Total Distributions to Shareholders	–		(1.19)	(0.58)	(0.43)
NET ASSET VALUE, End of Period	$8.87		$9.28	$8.48	$8.39
TOTAL RETURN	(4.42	)%(c)	23.69%	8.50%	(12.09	)%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$5,418		$5,930	$4,984	$4,910
Ratios to Average Net Assets:
Net investment income	3.88	%(d)	1.96%	1.59%	0.55	%(d)
Net expenses	1.00	%(d)	1.00%	1.00%	1.00	%(d)
Gross expenses (e)	3.63	%(d)	3.74%	4.41%	8.26	%(d)
PORTFOLIO TURNOVER RATE	10	%(c)	38%	30%	17	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2018

Shares	Security Description	Value
Common Stock - 99.0%
Australia - 4.8%
75,600	Mirvac Group REIT	$132,068
39,400	Stockland REIT	116,981
64,500	Vicinity Centres REIT	128,442
		377,491
Belgium - 1.4%
1,430	VGP NV	107,892

China - 3.5%
39,000	China Overseas Land & Investment, Ltd.	123,478
44,000	China Resources Land, Ltd.	153,324
		276,802
France - 1.7%
4,955	Carmila SA REIT	130,847

Germany - 4.0%
2,240	ADO Properties SA (a)	143,914
3,380	Vonovia SE	173,372
		317,286
Hong Kong - 6.4%
68,000	Hang Lung Properties, Ltd.	134,289
26,000	Hysan Development Co., Ltd.	133,333
28,000	Kerry Properties, Ltd.	106,132
98,817	New World Development Co., Ltd.	131,945
		505,699
Ireland - 1.4%
63,000	Green REIT PLC	111,885

Japan - 7.8%
7,300	Aeon Mall Co., Ltd.	122,137
4,600	Daiwa House Industry Co., Ltd.	140,306
8,000	Mitsui Fudosan Co., Ltd.	183,206
5,000	Sumitomo Realty & Development Co., Ltd.	173,252
		618,901
Netherlands - 2.7%
1,020	Unibail-Rodamco-Westfield	214,298

Singapore - 2.0%
23,700	City Developments, Ltd.	160,239

Spain - 1.2%
6,640	Merlin Properties Socimi SA REIT	92,681

Sweden - 1.8%
10,800	Fabege AB	144,289

United Kingdom - 4.6%
9,354	Great Portland Estates PLC REIT	87,496
7,580	The UNITE Group PLC REIT	87,117
49,817	Urban & Civic PLC	190,527
		365,140
United States - 55.7%
2,870	Agree Realty Corp. REIT	163,791
1,420	AvalonBay Communities, Inc. REIT	260,272
9,220	CareTrust REIT, Inc.	170,109
16,330	Cousins Properties, Inc. REIT	152,685
10,340	DDR Corp. REIT	144,657
4,320	Douglas Emmett, Inc. REIT	168,739
2,100	Equity LifeStyle Properties, Inc. REIT	203,448
1,460	Extra Space Storage, Inc. REIT	134,627
7,670	Healthcare Trust of America, Inc., Class A REIT	219,132
3,360	Highwoods Properties, Inc. REIT	167,126
1,530	Life Storage, Inc. REIT	149,328
1,870	Mid-America Apartment Communities, Inc. REIT	193,657
2,440	National Health Investors, Inc. REIT	193,370
4,531	NexPoint Residential Trust, Inc. REIT	146,351

Shares	Security Description	Value
United States - 55.7% (continued)
10,620	Paramount Group, Inc. REIT	$168,646
3,080	Prologis, Inc. REIT	206,914
2,405	Regency Centers Corp. REIT	158,802
5,674	Retail Value, Inc. REIT (b)	202,675
1,320	Simon Property Group, Inc. REIT	241,600
10,730	Summit Hotel Properties, Inc. REIT	147,323
1,680	Sun Communities, Inc. REIT	173,342
8,850	Sunstone Hotel Investors, Inc. REIT	148,503
4,440	Taubman Centers, Inc. REIT	286,868
5,350	Terreno Realty Corp. REIT	205,494
		4,407,459
Total Common Stock (Cost $7,589,512)		7,830,909
Investments, at value - 99.0% (Cost $7,589,512)		$7,830,909
Other Assets & Liabilities, Net - 1.0%		78,205
Net Assets - 100.0%		$7,909,114

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $143,914 or 1.8% of net assets.
(b)	Non-income producing security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$7,830,909
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$7,830,909

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2018.

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2018

PORTFOLIO HOLDINGS
% of Total Net Assets
Australia	4.8%
Belgium	1.4%
China	3.5%
France	1.7%
Germany	4.0%
Hong Kong	6.4%
Ireland	1.4%
Japan	7.8%
Netherlands	2.7%
Singapore	2.0%
Spain	1.2%
Sweden	1.8%
United Kingdom	4.6%
United States	55.7%
Other Assets & Liabilities, Net	1.0%
100.0%

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2018

ASSETS
Investments, at value (Cost $7,589,512)	$7,830,909
Cash	28,712
Foreign currency (Cost $619)	619
Receivables:
Fund shares sold	12,100
Investment securities sold	32,818
Dividends and interest	4,976
From investment adviser	15,695
Prepaid expenses	7,805
Total Assets	7,933,634
LIABILITIES
Accrued Liabilities:
Trustees’ fees and expenses	117
Fund services fees	8,975
Other expenses	15,428
Total Liabilities	24,520
NET ASSETS	$7,909,114
COMPONENTS OF NET ASSETS
Paid-in capital	$7,516,210
Undistributed net investment income	108,973
Accumulated net realized gain	42,552
Net unrealized appreciation	241,379
NET ASSETS	$7,909,114
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	719,406
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.99

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $6,621)	$182,843
Interest income	1,140
Total Investment Income	183,983
EXPENSES
Investment adviser fees	29,438
Fund services fees	49,027
Custodian fees	5,104
Registration fees	6,890
Professional fees	18,998
Trustees' fees and expenses	1,063
Other expenses	14,163
Total Expenses	124,683
Fees waived and expenses reimbursed	(89,357)
Net Expenses	35,326
NET INVESTMENT INCOME	148,657
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	44,572
Foreign currency transactions	(1,666)
Net realized gain	42,906
Net change in unrealized appreciation (depreciation) on:
Investments	353,306
Foreign currency translations	(315)
Net change in unrealized appreciation (depreciation)	352,991
NET REALIZED AND UNREALIZED GAIN	395,897
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$544,554

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months	For the Year
	Ended	Ended
	August 31, 2018	February 28, 2018
OPERATIONS
Net investment income	$148,657	$20,207
Net realized gain	42,906	6,422
Net change in unrealized appreciation (depreciation)	352,991	(139,067)
Increase (Decrease) in Net Assets Resulting from Operations	544,554	(112,438)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	(67,043)
Net realized gain	–	(1,288)
Total Distributions to Shareholders	–	(68,331)

CAPITAL SHARE TRANSACTIONS
Sale of shares	710,401	6,548,542
Reinvestment of distributions	–	65,075
Redemption of shares	(528,646)	–
Redemption fees	312	–
Increase in Net Assets from Capital Share Transactions	182,067	6,613,617
Increase in Net Assets	726,621	6,432,848

NET ASSETS
Beginning of Period	7,182,493	749,645
End of Period (Including line (a))	$7,909,114	$7,182,493
SHARE TRANSACTIONS
Sale of shares	66,965	623,045
Reinvestment of distributions	–	5,992
Redemption of shares	(48,650)	–
Increase in Shares	18,315	629,037

(a) Undistributed (distributions in excess of ) net investment income	$108,973	$(39,684)

See Notes to Financial Statements.

NWS GLOBAL PROPERTY FUND
FINANCIAL HIGHLIGHTS

				December 16,
			For the Year	2016 (a)
	For the Six		Ended	Through
	Months Ended		February 28,	February 28,
	August 31, 2018		2018	2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.24		$10.40	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.20		0.20	0.04
Net realized and unrealized gain	0.55		0.25 (c)	0.40
Total from Investment Operations	0.75		0.45	0.44
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.60)	(0.04)
Net realized gain	–		(0.01)	–
Total Distributions to Shareholders	–		(0.61)	(0.04)
REDEMPTION FEES(b)	0.00	(d)	–	–
NET ASSET VALUE, End of Period	$10.99		$10.24	$10.40
TOTAL RETURN	7.32	%(e)	4.02%	4.37	%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$7,909		$7,182	$750
Ratios to Average Net Assets:
Net investment income	3.79	%(f)	1.91%	1.98	%(f)
Net expenses	0.90	%(f)	0.98%	1.00	%(f)
Gross expenses (g)	3.18	%(f)	17.15%	33.40	%(f)
PORTFOLIO TURNOVER RATE	9	%(e)	27%	17	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the statement of operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

NWS FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2018

Note 1. Organization

NWS International Property Fund and NWS Global Property Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The NWS International Property Fund and NWS Global Property Fund commenced operations on March 31, 2015, and December 16, 2016, respectively. Each Fund currently offers one class of shares: Institutional Shares. Each Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity

NWS FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2018

securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of August 31, 2018, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income recorded on the ex-dividend date. Foreign dividend income recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains and foreign currency gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in Thailand on gains realized upon sale of Thai securities, payable upon repatriation of sales proceeds. Funds with exposure to Thai securities accrue a deferred liability for unrealized gains based on existing tax rates of the securities. As of August 31, 2018, the NWS International Property Fund recorded Thai capital gains tax in the amount of $8,509 which is included in the line item Net realized gain(loss) on investments and a deferred liability for potential future Thai capital gains taxes of $1,696.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from

NWS FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2018

such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – Northwood Securities LLC (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from each Fund at an annual rate of 0.75% of each Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse each Fund expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% and 0.90%, through June 30, 2019 for the NWS International Property Fund and NWS Global Property Fund, respectively. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended August 31, 2018, fees waived and/or reimbursed expenses were as follows:

NWS FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2018

				Total Fees Waived
	Investment Adviser	Investment Adviser		and Expenses
	Fees Waived	Expenses Reimbursed	Other Waivers	Reimbursed
NWS International Property Fund	$21,992	$49,223	$5,917	$77,132
NWS Global Property Fund	29,438	53,564	6,355	89,357

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of August 31, 2018, $497,842 and $286,746 is subject to recapture by the Adviser for the NWS International Property Fund and NWS Global Property Fund, respectively.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2018, were as follows:

	Purchases	Sales
NWS International Property Fund	$571,551	$703,057
NWS Global Property Fund	1,544,886	660,653

Note 6. Federal Income Tax

As of August 31, 2018, the cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
NWS International Property Fund	$676,648	$(258,911)	$417,737
NWS Global Property Fund	563,929	(322,532)	241,397

As of February 28, 2018, distributable earnings (accumulated loss) on a tax basis were as follows:

			Unrealized
	Undistributed	Capital and Other	Appreciation
	Ordinary Income	Losses	(Depreciation)	Total
NWS International Property Fund	$198,949	$(290,765)	$62,168	$(29,648)
NWS Global Property Fund	24,953	(1,513)	(175,090)	(151,650)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to investments in passive foreign investment companies (“PFIC”), 988 mark-to-market, REITS and wash sales.

As of February 28, 2018, the NWS International Property Fund and NWS Global Property Fund had $78,614 and $1,513, respectively, of available short-term capital loss carryforwards and $212,151 and $0, respectively of available long-term capital loss carryforwards that have no expiration date.

Note 7. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Funds’ financial statements and related disclosures.

NWS FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2018

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

NWS FUNDS
ADDITIONAL INFORMATION
AUGUST 31, 2018

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 through August 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
NWS International Property Fund
Actual	$ 1,000.00	$ 955.82	$ 4.93	1.00%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.16	$ 5.09	1.00%
NWS Global Property Fund
Actual	$ 1,000.00	$ 1,073.24	$ 4.70	0.90%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.67	$ 4.58	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

NWS INTERNATIONAL PROPERTY FUND

NWS GLOBAL PROPERTY FUND

FOR MORE INFORMATION:

P.O. Box 588

Portland, ME 04112

(844) 218-5182 (toll free)

INVESTMENT ADVISER

Northwood Securities LLC

575 5th Avenue, 23rd Floor

New York, NY 10017

TRANSFER AGENT

Atlantic Fund Services

P.O. Box 588

Portland, ME 04112

www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

231-SAR-0818

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 15, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 15, 2018